Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Six Months Ended June 30, 2019 and 2020 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue			$ 0
Operating expenses
Research and development	(11,028)	(5,202)	(24,732)	(11,532)
General and administrative	(2,589)	(2,147)	(5,517)	(3,786)
Loss from operations	(13,617)	(7,349)	(30,249)	(15,318)
Foreign exchange gain (loss), net	9	(169)	(65)	4
Interest expense	(21)	(103)	(42)	(140)
Interest income	28	1	92	7
Other income	2		3
Loss before income tax	(13,599)	(7,620)	(30,261)	(15,447)
Income tax benefit	0	0	0	0
Net loss	(13,599)	(7,620)	(30,261)	(15,447)
Less: Net loss attributable to noncontrolling interests	(846)	(268)	(1,424)	(802)
Net loss attributable to BeyondSpring Inc.	$ (12,753)	$ (7,352)	$ (28,837)	$ (14,645)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.46)	$ (0.32)	$ (1.04)	$ (0.64)
Weighted-average shares outstanding
Basic and diluted (in shares)	27,921,026	23,094,161	27,826,737	23,061,941
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain (loss)	$ (2)	$ 225	$ 51	$ 31
Comprehensive loss	(13,601)	(7,395)	(30,210)	(15,416)
Less: Comprehensive loss attributable to noncontrolling interests	(848)	(230)	(1,430)	(805)
Comprehensive loss attributable to BeyondSpring Inc.	$ (12,753)	$ (7,165)	$ (28,780)	$ (14,611)